Consolidated Income Statement (unaudited) - USD ($) shares in Millions, $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Net sales		$ 2,782	$ 2,577	$ 5,467	$ 5,028
Other revenues		41	19	62	41
Net sales and other revenues		2,823	2,596	5,529	5,069
Cost of net sales		(1,130)	(1,196)	(2,293)	(2,267)
Cost of other revenues		(18)	(12)	(36)	(31)
Gross profit		1,675	1,388	3,200	2,771
Selling, general & administration		(964)	(870)	(1,846)	(1,683)
Research & development		(663)	(245)	(908)	(467)
Other income		6	5	17	154
Other expense		(43)	(31)	(160)	(60)
Operating income		11	247	303	715
Interest expense		(53)	(51)	(105)	(100)
Other financial income & expense		0	4	2	13
Share of loss from associated companies		(4)	(1)	(6)	(15)
(Loss)/income before taxes		(46)	199	194	613
Taxes		46	(23)	(5)	(87)
Net income		0	176	189	526
Net income attributable to:
Shareholders of Alcon Inc.		0	176	189	526
Non-controlling interests		$ 0	$ 0	$ 0	$ 0
Earnings per share
Basic (in dollars per share)	[1]	$ 0.00	$ 0.36	$ 0.39	$ 1.06
Diluted (in dollars per share)	[1]	$ 0.00	$ 0.35	$ 0.39	$ 1.06
Weighted average number of shares outstanding
Basic (in shares)		486.7	495.2	486.9	495.2
Diluted (in shares)		488.7	497.9	489.4	497.9

[1]	Earnings per share is calculated on the amount of net income attributable to shareholders of Alcon Inc.